Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	25 Months Ended	26 Months Ended	37 Months Ended	38 Months Ended	49 Months Ended
	Nov. 01, 2022	Nov. 17, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					IDX Risk-Managed Digital Assets Strategy Fund
Accumulated Value		$ 10,000	$ 10,080			$ 6,533		$ 8,395		$ 10,784		$ 8,851
IDX Adaptive Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					IDX Adaptive Opportunities Fund
Accumulated Value	$ 10,000			$ 9,939			$ 9,652		$ 9,382		$ 11,159
Bloomberg Global-Aggregate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global-Aggregate Total Return Index
Accumulated Value	10,000	10,000	9,987	10,507		8,365	11,108	8,843	10,920	8,693	11,812	9,404
ICE BofA SOFR Overnight Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA SOFR Overnight Rate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,001	$ 10,064		$ 10,167	$ 10,586	$ 10,694	$ 11,158	$ 11,271	$ 11,648	$ 11,767